Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent events

15.    Subsequent events

(i)     Amendments to Credit Facility and Bridge Financing Offer

On February 3, 2025, the Company announced that it has entered into:

•        a fifteenth amending agreement (the “Fifteenth Amending Agreement”) with Desjardins with respect to the amended and restated financing offer dated as of April 5, 2023, pursuant to which Desjardins has agreed to, among other things, (1) temporarily postpone payment of interest for the months of July through December 2024 until the earlier of (i) the date of the final disbursement of one or several equity investments in the borrower for minimum gross proceeds amount of US$35,000,000 in the aggregate (the “Short-Term Outside Date”), and (ii) February 28, 2025; and (2) temporarily reduce the minimum cash covenant under the Desjardins Credit Facility to $1,000,000 until the earlier of (i) the Short-Term Outside Date, and (ii) February 28, 2025, and a minimum cash balance of $5,000,000 at all times after such date;

•        a third amending agreement (the “Third Amending Agreement”) Bridge Lenders with respect to the Bridge Financing Offer dated as of August 16, 2024 pursuant to which the Bridge Lenders have agreed to, among other things, extend the maturity of the bridge loan to the earlier of (i) February 28, 2025 and (ii) the business day following the Short-Term Outside Date.

The Fifteenth Amending Agreement to the Desjardins Credit Facility also provides for a monthly payment by LeddarTech to Desjardins of $125,000, which monthly fee is earned and payable on the first day of each month, until the Short-Term Outside Date, which must occur on or prior to February 28, 2025. The payment of the monthly fees applicable for the month of August 2024 and for the months up until (and including) January 2025 is postponed to the earlier of (i) the Short-Term Outside Date, and (ii) February 28, 2025.

(ii)    OEM Design Win for LeddarVision ADAS Solution

On February 3, 2025, LeddarTech announced that the Company has been selected by one of the world’s leading commercial vehicle OEMs (original equipment manufacturers) to be the fusion and perception software supplier for their ADAS program for 2028 model year vehicles.

LeddarTech revenue from this design win is expected to begin in 2025 for engineering services, with per-vehicle royalty revenue anticipated in late 2027. While project work is to commence immediately, the arrangement remains subject to the parties entering into definitive agreements.

(iii)   Listing Transfer to the Nasdaq Capital Market

On February 5, 2025, the Company announced that it has received approval from the Nasdaq Stock Market (“Nasdaq”) to transfer the listing of its securities from the Nasdaq Global Market to the Nasdaq Capital Market. The Company’s Common Shares and publicly traded warrants will continue to trade under the symbols “LDTC” and “LDTCW,” respectively. The transfer of the Company’s listing to the Nasdaq Capital Market is not expected to have any impact on trading in the Company’s securities.

This transfer took effect on February 6, 2025.

As previously disclosed, the Company received notifications from Nasdaq indicating the Company had failed to comply with certain continued listing requirements for the Nasdaq Global Market. In connection with the transfer of its listing to Nasdaq Capital Market, the Company had either cured such deficiencies or met the applicable standards on the Nasdaq Capital Market and will be subject to robust Nasdaq Capital Market listing standards going forward.

30.    Subsequent events

Strategic collaboration agreement and a software license agreement

On December 9, 2024, the Company announced that LeddarTech and Texas Instruments (“TI”) have entered into a strategic collaboration agreement and a software license agreement to enable a comprehensive, integrated platform solution for ADAS an AD markets. Under the license agreement, TI has agreed to make advanced royalty payments to catalyse joint commercialization.

The agreement outlines a total payment of approximately US$10 million in advance royalties, with the potential for additional royalties over time. An initial payment of US$5.0 million was received by the Company on December 12, 2024. A subsequent payment of US$3.0 million USD will follow the completion of the demonstrator, which is planned to debut at the Consumer Electronics Show in Las Vegas next month. The final US$1.9 million will be contingent upon the execution of a client contract with an original equipment manufacturer (OEM).

The consideration received in advance from TI will be recorded as deferred revenue until the Company fulfills its related obligations.

Credit Facility and Bridge Financing

On December 6, 2024, in connection with the collaboration and license agreements with TI and the advanced royalty payments provided thereunder (the “TI Pre-paid Royalty Fee”), LeddarTech entered into:

•        a fourteenth amendment of its Credit facility with Desjardins pursuant to which Desjardins has agreed to, among other things: (i) temporarily postpone payment of interest for a certain period of time, and (ii) temporarily suspend the minimum cash covenant until the earlier of (a) December 13, 2024, and (b) the date of disbursement to LeddarTech of the full first instalment of the TI Pre-paid Royalty Fee.

•        a second amendment of the Bridge Financing modifying among other things, the maturity of the bridge loan to December 13, 2024, which date will automatically be extended upon the disbursement by TI to LeddarTech of the full first instalment of the TI Pre-paid Royalty Fee, to the earlier of (a) January 31, 2025 and (b) the business day following the Short-Term Outside Date.

Also, on October 15, 2024, the Tranche 2 of the Bridge Financing was issued for an aggregate amount of US$2.8 million composed of US$0.9 million in Non-Convertible Bridge Loan and US$1.9 million in Convertible Bridge Loan.

Issuance of common shares under the SEPA agreement

In December 2024, the Company issued 5,490,000 common shares under the SEPA agreement (refer to Note 18), generating net proceeds of US$9 million.